Interim Condensed Consolidated Statements of Changes in Stockholder's Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2019	$ 576	$ 253,424	$ (159,049)		$ 94,951
Beginning balance, shares at Dec. 31, 2019	5,762,079
Shares issued for debt settlement	$ 228	227,772			228,000
Shares issued for debt settlement, shares	2,280,000
Shares issued to Officers and Consultants as compensation	$ 180	179,820			180,000
Shares issued to Officers and Consultants as compensation, shares	1,800,000
Net loss			(1,185,052)		(1,185,052)
Foreign currency translation differences of foreign operations				(31,806)	(31,806)
Shares issued for private placement	$ 100	99,900			100,000
Shares issued for private placement, shares	1,000,000
Balance at Dec. 31, 2020	$ 1,084	760,916	(1,344,101)	(31,806)	(613,907)
Ending balance, shares at Dec. 31, 2020	10,842,079
Shares issued for private placement	$ 20	19,980			20,000
Shares issued for private placement, shares	200,000
Shares issued for debt settlement	$ 10	9,990			10,000
Shares issued for debt settlement, shares	100,000
Shares issued to Officers and Consultants as compensation	$ 2	1,998			2,000
Shares issued to Officers and Consultants as compensation, shares	20,000
Net loss			(124,164)		(124,164)
Foreign currency translation differences of foreign operations				1,804	1,804
Balance at Mar. 31, 2021	$ 1,116	792,884	(1,468,265)	(30,002)	(704,267)
Ending balance, shares at Mar. 31, 2021	11,162,079
Balance at Dec. 31, 2020	$ 1,084	760,916	(1,344,101)	(31,806)	(613,907)
Beginning balance, shares at Dec. 31, 2020	10,842,079
Shares issued for debt settlement	$ 231	230,381			230,612
Shares issued for debt settlement, shares	2,306,120
Shares issued to Officers and Consultants as compensation	$ 305	304,695			305,000
Shares issued to Officers and Consultants as compensation, shares	3,050,000
Net loss			(839,106)		(839,106)
Foreign currency translation differences of foreign operations				(5,003)	(5,003)
Shares issued for private placement	$ 358	254,439			254,797
Shares issued for private placement, shares	3,581,880
Warrants issued for private placement		103,391			103,391
Balance at Dec. 31, 2021	$ 1,978	1,653,822	(2,183,207)	(36,809)	(564,216)
Ending balance, shares at Dec. 31, 2021	19,780,079
Balance at Mar. 31, 2021	$ 1,116	792,884	(1,468,265)	(30,002)	(704,267)
Beginning balance, shares at Mar. 31, 2021	11,162,079
Balance at Dec. 31, 2021	$ 1,978	1,653,822	(2,183,207)	(36,809)	(564,216)
Ending balance, shares at Dec. 31, 2021	19,780,079
Net loss			(40,394)		(40,394)
Foreign currency translation differences of foreign operations				(469)	(469)
Balance at Mar. 31, 2022	$ 1,978	$ 1,653,822	$ (2,223,601)	$ (37,278)	$ (605,079)
Ending balance, shares at Mar. 31, 2022	19,780,079